Income taxes - Income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Income before taxes	€ 123	€ (526)	€ (1,731)
Investments in associates, net of income taxes	(124)	(98)	(2)
Income before taxes excluding Investment in associates	247	(429)	(1,729)
Current tax (expense) benefit	(140)	(201)	(97)
Deferred tax (expense) benefit	(823)	274	210
Income tax (expense) benefit of continuing operations	€ (963)	€ 73	€ 113